STOCKHOLDERS’ EQUITY (DEFICIT)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Equity [Abstract]
STOCKHOLDERS’ EQUITY (DEFICIT)

NOTE 11 – STOCKHOLDERS’ EQUITY (DEFICIT)

The Company’s equity at September 30, 2024 consisted of 150,000,000 authorized common shares and 2,010,000 authorized preferred shares, all with a par value of $0.001 per share. As of September 30, 2024, there were 89,006,719 shares issued and 86,006,719 shares outstanding. As of December 31, 2023, there were 79,658,165 shares issued and 76,658,165 outstanding.

As of September 30, 2024, there were 117,000 shares of Series A Preferred Stock issued and outstanding, 1,000 shares of Series B Preferred Stock issued and outstanding, 3,100 shares of Series C Preferred Stock issued and outstanding and 17,000 of Series D Preferred Stock issued and outstanding.

As of December 31, 2023, there were 28,000 shares of Series A Preferred Stock issued and outstanding, 1,000 shares of Series B Preferred Stock issued and outstanding, 3,100 shares of Series C Preferred Stock issued and outstanding and 17,000 of Series D Preferred Stock issued and outstanding.

Equity Incentive Plans

2022 Equity Incentive Plan

On December 1, 2022, the Company’s Board of Directors approved a 2022 Equity Incentive Plan (the “2022 Plan”). Pursuant to the 2022 Plan, the Company has reserved a total of 5,000,000 shares of the Company’s common stock to be available under the 2022 Plan. The 2022 Plan was never approved by the stockholders. Therefore, any options granted under the 2022 Plan prior to stockholder approval will be “non-qualified”. The Company granted 2,150,000 options during the year ended December 31, 2022. There was no activity during the nine months ended September 30, 2024. The Company has 2,150,000 options issued and outstanding under the 2022 Plan as of September 30, 2024 and December 31, 2023.

2020 Equity Incentive Plan

On August 26, 2020, the Company’s Board of Directors approved the 2020 Equity Incentive Plan (the “2020 Plan”). The Company has reserved a total of 3,000,000 shares of the authorized common stock for issuance under the 2020 Plan. There was no activity during the nine months ended September 30, 2024. The Company has 1,700,000 options issued and outstanding under the 2020 Plan as of September 30, 2024 and December 31, 2023.

2019 Equity Incentive Plan

On February 11, 2019, the Company’s Board of Directors approved a 2019 Equity Incentive Plan (the “2019 Plan”). In order for the 2019 Plan to grant “qualified stock options” to employees, it required approval by the Corporation’s shareholders within 12 months from the date of the 2019 Plan. The 2019 Plan was never approved by the shareholders. Therefore, any options granted under the 2019 Plan prior to shareholder approval will be “non-qualified”. Pursuant to the 2019 Plan, the Company has reserved a total of 3,000,000 shares of the Company’s common stock to be available under the 2019 Plan. No options under the 2019 Plan were issued, cancelled, forfeited, or exercised during the nine months ended September 30, 2024. The Company has 2,150,000 options issued and outstanding under the 2019 Plan as of September 30, 2024 and December 31, 2023.

Activity during the nine months ended September 30, 2024

During the nine months ended September 30, 2024, the Company issued 4,702,595 shares of common stock pursuant to consulting agreements for a total fair value of approximately $317,419.

During the nine months ended September 30, 2024, the Company issued 1,223,776 shares of common stock pursuant to the conversion of convertible notes payable.

During the nine months ended September 30, 2024, the Company issued 2,484,832 shares of common stock pursuant to the exercise of warrants.

During the nine months ended September 30, 2024, the Company issued 550,000 shares of common stock pursuant to a promissory note agreement. The shares were valued at $47,415.

During the nine months ended September 30, 2024, the Company issued 387,351 shares of common stock pursuant to a stock dividend arrangement for Series C Preferred Stock.

Activity during the nine months ended September 30, 2023

During the nine months ended September 30, 2023, the Company issued 2,200,000 shares of common stock pursuant to consulting agreements for a total fair value of approximately $152,000.

During the nine months ended September 30, 2023, the Company issued 20,000,000 shares of common stock pursuant to a business acquisition with a fair value of 1,800,000.

During the nine months ended September 30, 2023, the Company issued 8,928,435 shares of common stock pursuant to the conversion of convertible notes and notes payable.

During the nine months ended September 30, 2023, the Company issued 267,310 shares of common stock pursuant to a cashless exercise of warrants.

During the nine months ended September 30, 2023, the Company issued 500,000 shares of common stock for $50,000 in cash proceeds.

Preferred Stock

On November 6, 2019, the Company authorized and issued 1,000 shares of Series B Preferred Stock (“Series B”) and 350,000 shares of common stock to CleanSpark Inc. in a private equity offering for $500,000. Management determined that the Series B should not be classified as liability per the guidance in ASC 480 Distinguishing Liabilities from Equity as of December 31, 2022, even though the conversion would require the issuance of variable number of shares since such obligation is not unconditional. As of December 31, 2022, and 2021, Management recorded the value attributable to the Series B of $293,500 as temporary equity on the consolidated balance sheets since the instrument is contingently redeemable at the option of the holder. The Company recognized the beneficial conversion feature (“BCF”) that arises from a contingent conversion feature, since the instrument reached maturity during the year ended December 31, 2020. The Company recognized such BCF as a discount on the convertible preferred stock. The amortization of the discount created by a BCF recognized as a result of the resolution of the contingency is treated as a deemed dividend that reduced net income in arriving at income available to common stockholders. The holder can convert the Series B into shares of common stock at a discount of 35% to the market price.

The terms and conditions of the Series B include an in-kind accrual feature, which provides for a cumulative accrual at a rate of 12% per annum of the face amount of the Series B. The Company has recognized a total dividend on Series B for a total accrual to $1,212,822 as of September 30, 2024 and December 31, 2023, respectively. The recognition of the in-kind accrual was reported in Additional Paid In Capital on the Company’s consolidated balance sheets.

The Securities Purchase Agreement (“SPA”) states that the in-kind accrual rate should be increased by10% per annum upon each occurrence of an event of default. In addition, the SPA further states that the conversion price initially set at a discount of 35% to the market price should be further increased by an additional 10% upon each occurrence of an event of default. At the date of their Annual Report, CleanSpark claims that the Company was in default in three instances triggering further discount to the market price for the conversion feature and additional accrual rate. Management has recorded for this additional default and interest expense as noted in the previous paragraph. The Company has not been served with any notice of default stating the specific default events but will continue to accrue the additional default interest until the matter is resolved. As of the date of the filing of this Annual Report, the parties are cooperating to resolve this matter.

During the nine months ended September 30, 2024, the Company issued 89,000 shares of Series A preferred stock pursuant to the conversion of the note payable to IRED for $8,900,000. The total principal balance along with accrued interest of $556,250 has been converted. The Company did not issue any shares of Series B preferred stock during the nine months ended September 30, 2024.

On June 2, 2023, the Company authorized and issued 10,000 and 3,100 shares, respectively, of Series C Preferred Stock (“Series C”) to Bigger Capital Fund, LP in a private equity offering for $310,000. Management determined that the Series C should not be classified as liability per the guidance in ASC 480 Distinguishing Liabilities from Equity as of September 30, 2024 and December 31, 2024, even though the conversion would require the issuance of variable number of shares since such obligation is not unconditional. As of September 30, 2024 and December 31, 2023, Management recorded the value attributable to the Series C of $310,000 as temporary equity on the consolidated balance sheets since the instrument is contingently redeemable at the option of the holder. The Company recognized the beneficial conversion feature (“BCF”) that arises from a contingent conversion feature. The Company recognized such BCF as a discount on the convertible preferred stock. The discount created by a BCF recognized as a result of the resolution of the contingency is treated as a deemed dividend. The holder can convert the Series C into shares of common stock at a variable discount to the market price.

The terms and conditions of the Series C include an in-kind accrual feature, which provides for a cumulative accrual at a rate of 12% per annum of the face amount of the Series C. The Company recognized a deemed dividend of $60,003 based on a discount to the purchase price on the Series C during the year ended December 31, 2023. The recognition of the in-kind accrual was reported in Additional Paid In Capital on the Company’s consolidated balance sheets. During the nine months ended September 30, 2024, the Company has issued 94,827 shares of common stock pursuant to the stock dividend terms in the agreement.

The Securities Purchase Agreement (“SPA”) states that the in-kind accrual rate should be increased by 8% per annum upon each occurrence of an event of default.

Concurrently with this SPA, the Company entered into a Warrant Inducement Agreement (“Inducement”). Previously, on July 26, 2021, the Company entered into a Warrant Purchase Agreement with Bigger Capital Fund, LP where the Company issued common stock purchase warrants at an exercise price of $0.68 (the “Existing Warrants”). As further consideration for Bigger Capital Fund, LP agreeing to enter in the Series C Preferred Stock Securities Purchase Agreement (the “New Purchase Agreement”), the Company offered an additional 1,240,000 Warrant Shares, and (b) a reduction of the exercise price of the Existing Warrants to $0.07 per Warrant Share. As such, upon accepting this offer, the terms to the Existing Warrant issued pursuant to the Inducement have been amended and restated to refer to 2,740,000 Warrant Shares in the aggregate and all Existing Warrants issued pursuant to the Inducement will have an updated exercise price per share of $0.07. As such, the Company recorded share-based compensation expenses of $123,896 related to the additional warrants issued during the year ended December 31, 2023.

In October 2023, the Company filed and adopted a Certificate of Designations, Preferences and Rights of the Series D Convertible Preferred Stock (the “Certificate of Designations”) with the Wyoming Secretary of State, authorizing the issuance of up to 20,000 shares of Series D Convertible Preferred Stock, par value $0.001 per share (the “Series D Preferred Stock”), each having a stated value equal to $100.00 (the “Stated Value”). The Series D Preferred Stock has no stated maturity and is subject to a mandatory redemption at 110% of the Stated Value, plus all unpaid dividends in respect of such share (the “Additional Amount”) thereon.

The Series D Preferred Stock ranks senior with respect to the preferences as to dividends, distributions and payments upon the liquidation, dissolution and winding up of the Company to all other shares of capital stock of the Company, including all other outstanding shares of preferred stock as of the filing date of the Certificate of Designations, except, however, the Series D Preferred Stock is subordinate to the series of preferred stock of the Company designated as “Series C Convertible Preferred Stock.” The Company shall be permitted to issue capital stock, including preferred stock, that is junior in rank to the Series D Preferred Stock with respect to the preferences as to dividends, distributions and payments upon the liquidation, dissolution and winding up of the Company.

Holders of shares of Series D Preferred Stock are entitled to receive, on each dividend payment date, (i) cumulative cash dividends on each share of Series D Preferred Stock, on a quarterly basis, at a rate of 12% per annum of the Stated Value, plus the Additional Amount thereon, and (ii) dividends in the form of shares of common stock on each share of Series D Preferred Stock, on a quarterly basis, at a rate of 8% per annum on the Stated Value.

At any time after the earlier of (i) a Qualified Offering (as defined below) or (ii) the date that is 18 months from the date the first share of Series D Preferred Stock is issued to any holder thereof, each holder of Series D Preferred Stock shall be entitled to convert any portion of the outstanding Series D Preferred Stock, including any Additional Amount, held by such holder into shares of common stock at the Conversion Price (as defined below) by following the mechanics of conversion set forth in the Certificate of Designations.

The amount of shares of common stock issuable upon a conversion for each Series D Preferred Stock shall be the Stated Value of such share plus the Additional Amount divided by the Conversion Price (as defined below). The “Conversion Price” for each Series D Preferred Stock is, the lower of the price per share at which a Qualified Offering (as defined below) is made (the “Qualified Offering Price”) or 80% of the average of the closing sale price for the 10 consecutive trading days immediately preceding, but not including, the effective date of the applicable conversion notice. A “Qualified Offering” means an offering of common stock (or units consisting of common stock and warrants to purchase common stock) resulting in the listing for trading of the common stock on the NYSE American, the Nasdaq Capital Market, the Nasdaq Global Market, the Nasdaq Global Select Market or the New York Stock Exchange (or any successors to any of the foregoing).

During the year ended December 31, 2023, the Company converted $1,414,338 of principal and $171,825 of interest payable due to Six Twenty Management LLC into 17,000 shares of Series D Convertible Preferred Stock. The previous amounts due to the related party are discussed further in Note 6 of these financial statements. There was no activity during the nine months ended September 30, 2024.

Warrants

A summary of the Company’s warrant activity during the nine months ended September 30, 2024, is presented below:

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contract Term (Year)
Outstanding at December 31, 2023	38,107,500	$0.16	4.17
Granted	-	-	-
Exercised	-	-	-
Forfeited-Canceled	-	-	-
Outstanding at September 30, 2024	38,107,500	$0.16	3.67

Exercisable at September 30, 2024	38,107,500

The aggregate intrinsic value as of September 30, 2024 and December 31, 2023, was $7,155,146 and $7,155,146, respectively.

Options

A summary of the Company’s option activity during the nine months ended September 30, 2024, is presented below:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contract Term (Year)
Outstanding at December 31, 2023	6,000,000	$0.34	3.14
Granted	-	-	-
Exercised	-	-	-
Forfeited-Canceled	-	-	-
Outstanding at September 30, 2024	6,000,000	$0.34	2.64

Exercisable at September 30, 2024	6,000,000

Options outstanding as of September 30, 2024, and December 31, 2023, had aggregate intrinsic value of $0, respectively.

NOTE 12 – STOCKHOLDERS’ EQUITY (DEFICIT)

The Company’s equity at December 31, 2023 consisted of 150,000,000 authorized common shares and 2,010,000 authorized preferred shares, all with a par value of $0.001 per share. As of December 31, 2023, there were 79,658,165 shares issued and 76,658,165 shares outstanding. As of December 31, 2022, there were 43,499,423 shares issued and outstanding.

As of December 31, 2023, there were 28,000 shares of Series A Preferred Stock issued and outstanding, 1,000 shares of Series B Preferred Stock issued and outstanding, 3,100 shares of Series C Preferred Stock issued and outstanding, and 17,000 shares of Series D Preferred Stock issued and outstanding

As of December 31, 2022, there were 28,000 shares of Series A Preferred Stock issued and outstanding, 1,000 shares of Series B Preferred Stock issued and outstanding.

Equity Incentive Plans

2022 Equity Incentive Plan

On December 1, 2022, the Company’s Board of Directors approved a 2022 Equity Incentive Plan (the “2022 Plan”). Pursuant to the 2022 Plan, the Company has reserved a total of 5,000,000 shares of the Company’s common stock to be available under the 2022 Plan. The 2022 Plan was never approved by the stockholders. Therefore, any options granted under the 2022 Plan prior to stockholder approval will be “non-qualified”. The Company granted 2,150,000 options during the year ended December 31, 2022. There was no activity during the year ended December 31, 2023. The Company has 2,150,000 options issued and outstanding under the 2022 Plan as of December 31, 2023.

2020 Equity Incentive Plan

On August 26, 2020, the Company’s Board of Directors approved the 2020 Equity Incentive Plan (the “2020 Plan”). The Company has reserved a total of 3,000,000 shares of the authorized common stock for issuance under the 2020 Plan. There was no activity during the year ended December 31, 2023. The Company has 1,700,000 options issued and outstanding under the 2020 Plan as of December 31, 2023 and 2022.

2019 Equity Incentive Plan

On February 11, 2019, the Company’s Board of Directors approved a 2019 Equity Incentive Plan (the “2019 Plan”). In order for the 2019 Plan to grant “qualified stock options” to employees, it required approval by the Corporation’s shareholders within 12 months from the date of the 2019 Plan. The 2019 Plan was never approved by the shareholders. Therefore, any options granted under the 2019 Plan prior to shareholder approval will be “non-qualified”. Pursuant to the 2019 Plan, the Company has reserved a total of 3,000,000 shares of the Company’s common stock to be available under the 2019 Plan. No options under the 2019 Plan were issued, cancelled, forfeited, or exercised during the year ended December 31, 2023. The Company has 2,150,000 options issued and outstanding under the 2019 Plan as of December 31, 2023 and 2022.

Activity during the year ended December 31, 2023

During the year ended December 31, 2023, the Company issued 2,953,000 shares of common stock pursuant to consulting agreements for a total fair value of approximately $449,000.

During the year ended December 31, 2023, the Company issued 20,000,000 shares of common stock pursuant to a business acquisition with a fair value of $1,800,000.

During the year ended December 31, 2023, the Company issued 8,928,435 shares of common stock pursuant to the conversion of convertible notes and notes payable.

During the year ended December 31, 2023, the Company issued 267,310 shares of common stock pursuant to a cashless exercise of warrants.

During the year ended December 31, 2023, the Company issued 1,410,000 shares of common stock pursuant to an exercise of warrants.

During the year ended December 31, 2023, the Company issued 500,000 shares of common stock for $50,000 in cash proceeds.

During the year ended December 31, 2023, the Company issued 2,100,000 common shares pursuant to agreements with two lenders. Of these issuances, 2,000,000 common shares are being held in escrow as collateral for short-term note payable and will be returned to treasury upon satisfying the note in full.

Activity during the year ended December 31, 2022

During the year ended December 31, 2022, the Company issued an aggregate of 3,447,038 shares of common stock pursuant to consulting agreements for a total value of $1,470,837.

During the year ended December 31, 2022, the Company received $15,000 in cash for the issuance of 60,000 shares of common stock.

During the year ended December 31, 2022, the Company issued 1,300,000 shares of common stock from the exercise of 1,300,000 stock options for a total cash consideration of $1,300.

During the year ended December 31, 2022, the Company issued 6,039,058 shares of common stock for the settlement of related party debts in the aggregate amount of $905,859.

During the year ended December 31, 2022, the Company issued 450,000 commitment shares in connection with the issuance of convertible notes for an aggregate fair value of $202,275.

Preferred Stock

On November 6, 2019, the Company authorized and issued 1,000 shares of Series B Preferred Stock (“Series B”) and 350,000 shares of common stock to CleanSpark Inc. in a private equity offering for $500,000. Management determined that the Series B should not be classified as liability per the guidance in ASC 480 Distinguishing Liabilities from Equity as of December 31, 2022, even though the conversion would require the issuance of variable number of shares since such obligation is not unconditional. As of December 31, 2022, and 2021, Management recorded the value attributable to the Series B of $293,500 as temporary equity on the consolidated balance sheets since the instrument is contingently redeemable at the option of the holder. The Company recognized the beneficial conversion feature (“BCF”) that arises from a contingent conversion feature, since the instrument reached maturity during the year ended December 31, 2020. The Company recognized such BCF as a discount on the convertible preferred stock. The amortization of the discount created by a BCF recognized as a result of the resolution of the contingency is treated as a deemed dividend that reduced net income in arriving at income available to common stockholders. The holder can convert the Series B into shares of common stock at a discount of 35% to the market price.

The terms and conditions of the Series B include an in-kind accrual feature, which provides for a cumulative accrual at a rate of 12% per annum of the face amount of the Series B. The Company has recognized $1,022,822 and $60,000, respectively, of dividend on Series B during the year ended December 31, 2023 and 2022, aggregating the total accrual to $1,212,822 and $190,000 as of December 31, 2023 and December 31, 2022, respectively. The recognition of the in-kind accrual was reported in Additional Paid In Capital on the Company’s consolidated balance sheets.

The Securities Purchase Agreement (“SPA”) states that the in-kind accrual rate should be increased by10% per annum upon each occurrence of an event of default. In addition, the SPA further states that the conversion price initially set at a discount of 35% to the market price should be further increased by an additional 10% upon each occurrence of an event of default. At the date of their Annual Report, CleanSpark claims that the Company was in default in three instances triggering further discount to the market price for the conversion feature and additional accrual rate. Management has recorded for this additional default and interest expense as noted in the previous paragraph. The Company has not been served with any notice of default stating the specific default events but will continue to accrue the additional default interest until the matter is resolved. As of the date of the filing of this Annual Report, the parties are cooperating to resolve this matter.

The Company did not issue any shares of Series A or Series B preferred stock during the year ended December 31, 2023.

On June 2, 2023, the Company authorized and issued 10,000 and 3,100 shares, respectively, of Series C Preferred Stock (“Series C”) to Bigger Capital Fund, LP in a private equity offering for $310,000. Management determined that the Series C should not be classified as liability per the guidance in ASC 480 Distinguishing Liabilities from Equity as of December 31, 2023, even though the conversion would require the issuance of variable number of shares since such obligation is not unconditional. As of December 31, 2023, Management recorded the value attributable to the Series C of $310,000 as temporary equity on the consolidated balance sheets since the instrument is contingently redeemable at the option of the holder. The Company recognized the beneficial conversion feature (“BCF”) that arises from a contingent conversion feature. The Company recognized such BCF as a discount on the convertible preferred stock. The discount created by a BCF recognized as a result of the resolution of the contingency is treated as a deemed dividend. The holder can convert the Series C into shares of common stock at a variable discount to the market price.

The terms and conditions of the Series C include an in-kind accrual feature, which provides for a cumulative accrual at a rate of 12% per annum of the face amount of the Series C. The Company has recognized a deemed dividend of $60,003 based on a discount to the purchase price on the Series C during the year ended December 31, 2023. The recognition of the in-kind accrual was reported in Additional Paid In Capital on the Company’s consolidated balance sheets.

The Securities Purchase Agreement (“SPA”) states that the in-kind accrual rate should be increased by 8% per annum upon each occurrence of an event of default.

Concurrently with this SPA, the Company entered into a Warrant Inducement Agreement (“Inducement”). Previously, on July 26, 2021, the Company entered into a Warrant Purchase Agreement with Bigger Capital Fund, LP where the Company issued common stock purchase warrants at an exercise price of $0.68 (the “Existing Warrants”). As further consideration for Bigger Capital Fund, LP agreeing to enter in the Series C Preferred Stock Securities Purchase Agreement (the “New Purchase Agreement”), the Company offered an additional 1,240,000 Warrant Shares, and (b) a reduction of the exercise price of the Existing Warrants to $0.07 per Warrant Share. As such, upon accepting this offer, the terms to the Existing Warrant issued pursuant to the Inducement have been amended and restated to refer to 2,740,000 Warrant Shares in the aggregate and all Existing Warrants issued pursuant to the Inducement will have an updated exercise price per share of $0.07. As such, the Company has recorded share-based compensation expenses of $113,896 related to the additional warrants issued during the year ended December 31, 2023.

In October 2023, the Company filed and adopted a Certificate of Designations, Preferences and Rights of the Series D Convertible Preferred Stock (the “Certificate of Designations”) with the Wyoming Secretary of State, authorizing the issuance of up to 20,000 shares of Series D Convertible Preferred Stock, par value $0.001 per share (the “Series D Preferred Stock”), each having a stated value equal to $100.00 (the “Stated Value”). The Series D Preferred Stock has no stated maturity and is subject to a mandatory redemption at 110% of the Stated Value, plus all unpaid dividends in respect of such share (the “Additional Amount”) thereon.

The Series D Preferred Stock ranks senior with respect to the preferences as to dividends, distributions and payments upon the liquidation, dissolution and winding up of the Company to all other shares of capital stock of the Company, including all other outstanding shares of preferred stock as of the filing date of the Certificate of Designations, except, however, the Series D Preferred Stock is subordinate to the series of preferred stock of the Company designated as “Series C Convertible Preferred Stock.” The Company shall be permitted to issue capital stock, including preferred stock, that is junior in rank to the Series D Preferred Stock with respect to the preferences as to dividends, distributions and payments upon the liquidation, dissolution and winding up of the Company.

Holders of shares of Series D Preferred Stock are entitled to receive, on each dividend payment date, (i) cumulative cash dividends on each share of Series D Preferred Stock, on a quarterly basis, at a rate of 12% per annum of the Stated Value, plus the Additional Amount thereon, and (ii) dividends in the form of shares of common stock on each share of Series D Preferred Stock, on a quarterly basis, at a rate of 8% per annum on the Stated Value.

At any time after the earlier of (i) a Qualified Offering (as defined below) or (ii) the date that is 18 months from the date the first share of Series D Preferred Stock is issued to any holder thereof, each holder of Series D Preferred Stock shall be entitled to convert any portion of the outstanding Series D Preferred Stock, including any Additional Amount, held by such holder into shares of common stock at the Conversion Price (as defined below) by following the mechanics of conversion set forth in the Certificate of Designations.

The amount of shares of common stock issuable upon a conversion for each Series D Preferred Stock shall be the Stated Value of such share plus the Additional Amount divided by the Conversion Price (as defined below). The “Conversion Price” for each Series D Preferred Stock is, the lower of the price per share at which a Qualified Offering (as defined below) is made (the “Qualified Offering Price”) or 80% of the average of the closing sale price for the 10 consecutive trading days immediately preceding, but not including, the effective date of the applicable conversion notice. A “Qualified Offering” means an offering of common stock (or units consisting of common stock and warrants to purchase common stock) resulting in the listing for trading of the common stock on the NYSE American, the Nasdaq Capital Market, the Nasdaq Global Market, the Nasdaq Global Select Market or the New York Stock Exchange (or any successors to any of the foregoing).

During the year ended December 31, 2023, the Company converted $1,414,338 of principal and $171,825 of interest payable due to Six Twenty Management LLC into 17,000 shares of Series D Convertible Preferred Stock. The previous amounts due to the related party are discussed further in Note 8 of these financial statements.

Stock Options

A summary of the Company’s option activity during the years ended December 31, 2023 and 2022, is presented below:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contract Term (Year)

Outstanding at December 31, 2022	6,000,000	$0.34	3.88
Granted	-	-	-
Exercised	-	-	-
Forfeit/Canceled	-	-	-
Outstanding at December 31, 2023	6,000,000	$0.34	3.14

Exercisable at December 31, 2023	6,000,000

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contract Term (Year)

Outstanding at December 31, 2021	3,850,000	$0.41	4.30
Granted	3,450,000	0.13	5.00
Exercised	(1,300,000)	0.00	5.00
Forfeit/Canceled	-	-	-
Outstanding at December 31, 2022	6,000,000	$0.34	3.88

Exercisable at December 31, 2022	4,521,875

Options outstanding as of December 31, 2023 and 2022, had aggregate intrinsic value of $0, respectively. At December 31, 2023, the total deferred share-based compensation has been fully recognized.

The following table summarizes information about stock options outstanding and vested at December 31, 2023:

	Options Outstanding				Options Vested
			Weighted
			Average	Weighted		Weighted	Weighted
	Number	Number	Remaining	Average	Number	Remaining	Average
Exercise	of Options	of Options	Contractual	Exercise	of	Contractual	Exercise
Prices	Outstanding	Exercisable	Life	Price	Options	Life	Price
			(In years)			(In years)

$0.20	2,150,000	2,150,000	3.92	0.20	2,150,000	3.92	0.20
$0.33	1,700,000	1,700,000	1.65	0.33	1,700,000	1.65	0.33
$0.43	600,000	600,000	2.99	0.43	600,000	2.99	0.43
$0.50	1,550,000	1,550,000	2.75	0.50	1,550,000	2.75	0.50
	6,000,000	4,521,875	2.88	$0.34	4,521,875	2.88	$0.34

The Company measured equity-based compensation using the Black-Scholes option valuation model using the following assumptions:

For Years Ending December 31,
	2023	2022

Expected term	0.50-1.00 years	0.50-1.00 years
Strike price	$0.00 – 0.20	$0.00 – 0.20
Expected volatility	148%-275%	148%-275%
Expected dividends	None	None
Risk-free interest rate	0.34% - 0.85%	0.34% - 0.85%
Forfeitures	None	None

Warrants

A summary of the Company’s warrant activity during the years ended December 31, 2023 and 2022, is presented below:

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contract Term (Year)
Outstanding at December 31, 2022	3,867,500	$0.71	4.11
Granted	34,240,000	0.10	4.75
Exercised	-	-	-
Forfeited-Canceled	-	-	-
Outstanding at December 31, 2023	38,107,500	$0.16	4.17

Exercisable at December 31, 2023	38,107,500

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contract Term (Year)

Outstanding at December 31, 2021	3,180,000	$0.69	5.08
Granted	687,500	0.80	4.23
Exercised	-	-	-
Forfeit/Canceled	-	-	-
Outstanding at December 31, 2022	3,867,500	$0.71	4.11

Exercisable at December 31, 2022	3,867,500

During the year ended December 31, 2023, the Company issued 33,000,000 warrants, convertible into an equivalent number of shares of common stock, following the acquisition of Rancho Costa Verde Development, LLC (See note 9).

As noted above, during the year ended December 31, 2023, the Company issued 1,240,000 additional warrants, convertible into an equivalent number of shares of common stock, following the issuance of the Series C Preferred Stock private offering.

The aggregate intrinsic value as of December 31, 2023 and 2022, was $7,155,146 and 0, respectively.

The Company used the following assumptions to value the warrants issued during the years ended December 31, 2023 and 2022:

	December 2023	December 2022
	Warrants	Warrants

Risk free rate	3.94%	2.34-2.54%
Market price per share	$0.09	$0.45
Life of instrument in years	5 years	5 years
Volatility	162%	210%
Dividend yield	0%	0%